VEST U.S. LARGE CAP 10% BUFFER STRATEGIES FUND

Schedule of Investments

January 31, 2026 (unaudited)

104.24%	OPTIONS PURCHASED
		Number of	Notional	Exercise	Expiration
	Description	Contracts	Amount	Price	Date	Value

101.91%	CALL
	SPDR S&P 500 ETF	14	968,758	0.01	01/19/2028	962,180
	SPDR S&P 500 ETF	607	42,002,579	68.33	02/16/2028	37,859,688
	SPDR S&P 500 ETF	3,578	247,586,866	0.01	05/19/2027	246,416,711
	SPDR S&P 500 ETF	1,075	74,386,775	0.01	07/15/2026	74,162,101
	SPDR S&P 500 ETF	830	57,433,510	0.01	04/21/2027	57,145,788
	(Cost: $319,711,672)					416,546,468
2.33%	PUT
	SPDR S&P 500 ETF	507	35,082,879	685.4	01/20/2027	1,879,167
	SPDR S&P 500 ETF	507	35,082,879	612.92	02/18/2026	23,373
	SPDR S&P 500 ETF	507	35,082,879	567.13	03/18/2026	50,326
	SPDR S&P 500 ETF	507	35,082,879	525.66	04/15/2026	66,867
	SPDR S&P 500 ETF	507	35,082,879	597.44	06/17/2026	368,441
	SPDR S&P 500 ETF	507	35,082,879	624.22	07/14/2026	608,375
	SPDR S&P 500 ETF	507	35,082,879	638.11	08/19/2026	834,703
	SPDR S&P 500 ETF	507	35,082,879	659.18	09/16/2026	1,131,669
	SPDR S&P 500 ETF	507	35,082,879	665.17	10/21/2026	1,332,764
	SPDR S&P 500 ETF	507	35,082,879	662.63	11/18/2026	1,390,101
	SPDR S&P 500 ETF	507	35,082,879	671.4	12/16/2026	1,580,125
	SPDR S&P 500 ETF	507	35,082,879	582.86	05/20/2026	234,263
	(Cost: $21,386,027)					9,500,174
104.24%	TOTAL OPTIONS PURCHASED					426,046,642
	(Cost: $341,097,699)
0.12%	MONEY MARKET FUND
	Federated Treasury Obligations Fund 3.490%(B)			483,944		483,944
	(Cost: $483,944)
104.36%	TOTAL INVESTMENTS					426,530,586
	(Cost: $341,581,643)
(4.36%)	Liabilities in excess of other assets					(17,807,826)
100.00%	NET ASSETS					$408,722,760

(A)Non-income producing

(B)Effective 7 day yield as of January 31,2026

See Notes to Schedule of Investments.

VEST U.S. LARGE CAP 10% BUFFER STRATEGIES FUND

Schedule of Options Written

January 31, 2026 (unaudited)

(4.89%) OPTIONS WRITTEN
	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value

(3.61%) CALL
SPDR S&P 500 ETF	507	(35,082,879)	790.78	01/20/2027 $	(622,404)
SPDR S&P 500 ETF	507	(35,082,879)	708.03	02/18/2026	(104,316)
SPDR S&P 500 ETF	507	(35,082,879)	652.96	03/18/2026	(2,401,253)
SPDR S&P 500 ETF	507	(35,082,879)	624.43	04/15/2026	(3,864,733)
SPDR S&P 500 ETF	507	(35,082,879)	691.43	06/17/2026	(1,643,981)
SPDR S&P 500 ETF	507	(35,082,879)	720.92	07/15/2026	(947,262)
SPDR S&P 500 ETF	507	(35,082,879)	733.83	08/19/2026	(885,489)
SPDR S&P 500 ETF	507	(35,082,879)	755.49	09/16/2026	(629,693)
SPDR S&P 500 ETF	507	(35,082,879)	773.06	10/21/2026	(517,440)
SPDR S&P 500 ETF	507	(35,082,879)	778.52	11/18/2026	(562,033)
SPDR S&P 500 ETF	507	(35,082,879)	781.45	12/16/2026	(632,002)
SPDR S&P 500 ETF	507	(35,082,879)	676.46	05/20/2026	(1,961,915)
(Premiums Received: $5,681,070)					(14,772,521)
(1.28%) PUT
SPDR S&P 500 ETF	507	(35,082,879)	616.86	01/20/2027	(1,092,445)
SPDR S&P 500 ETF	507	(35,082,879)	551.63	02/18/2026	(7,270)
SPDR S&P 500 ETF	507	(35,082,879)	510.42	03/18/2026	(23,886)
SPDR S&P 500 ETF	507	(35,082,879)	473.09	04/15/2026	(38,937)
SPDR S&P 500 ETF	507	(35,082,879)	537.7	06/17/2026	(189,644)
SPDR S&P 500 ETF	507	(35,082,879)	561.8	07/15/2026	(308,218)
SPDR S&P 500 ETF	507	(35,082,879)	574.3	08/19/2026	(436,691)
SPDR S&P 500 ETF	507	(35,082,879)	593.26	09/16/2026	(599,603)
SPDR S&P 500 ETF	507	(35,082,879)	598.65	10/21/2026	(729,877)
SPDR S&P 500 ETF	507	(35,082,879)	596.37	11/18/2026	(782,185)
SPDR S&P 500 ETF	507	(35,082,879)	604.26	12/16/2026	(905,222)
SPDR S&P 500 ETF	507	(35,082,879)	524.57	05/20/2026	(120,282)
(Premiums Received: $11,977,773)					(5,234,260)

(4.89%) TOTAL OPTIONS WRITTEN					(20,006,781)
(Premiums Received: $17,658,843)

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of January 31, 2026:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
OPTIONS PURCHASED	$-	$426,046,642	$-	$426,046,642
MONEY MARKET FUND	483,944	-	-	483,944
TOTAL INVESTMENTS	483,944	$426,046,642		$426,530,586

OPTIONS WRITTEN	-	(20,006,781)	-	(20,006,781)
TOTAL SHORT INVESTME	$-	$(20,006,781)	$-	$(20,006,781)

The cost of investments for Federal income tax purposes has been estimated a/o January 31, 2026 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $323,922,800, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$103,822,153
Gross unrealized depreciation	(21,221,148)
Net unrealized appreciation	$82,601,005